Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2020	2019
Corporate/bank-owned life insurance	$5,301	$5,219
Accounts receivable	3,619	3,802
Software	1,884	1,590
Prepaid pension assets	1,556	1,464
Fails to deliver	1,371	1,671
Equity in a joint venture and other investments	1,259	1,102
Renewable energy investments	1,206	1,144
Qualified affordable housing project investments	1,145	1,024
Income taxes receivable	599	388
Federal Reserve Bank stock	479	466
Prepaid expense	477	491
Seed capital	215	184
Fair value of hedging derivatives	19	21
Other (a)	1,338	1,655
Total other assets	$20,468	$20,221
(a)    At Dec. 31, 2020 and Dec. 31, 2019, other assets include $7 million and $22 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2020	2019	2018
Upward adjustments	$21	$4	$28	$53
Downward adjustments	—	(3)	(1)	(4)
Net adjustments	$21	$1	$27	$49

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2020		Dec. 31, 2019
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$52	$22	$59	$—
Private equity investments (SBICs) (b)	102	52	89	55
Other (c)	47	—	33	—
Total	$201	$74	$181	$55
(a)    Primarily includes leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years at Dec. 31, 2020 and lives of six years at Dec. 31, 2019, are liquidated.
(b)    Private equity investments include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.
(c) Primarily includes investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a monthly to quarterly basis with redemption notice periods of up to 95 days.